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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21308

Alger Global Growth Fund

__________________________________________________________________
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York 10003

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—97.5%	SHARES	VALUE
ARGENTINA—0.5%
CONSTRUCTION MATERIALS—0.4%
Loma Negra Compania Industrial Argentina SA#*	5,597	$132,985
INTERNET & DIRECT MARKETING RETAIL—0.1%
Despegar. com Corp. *	1,151	35,048
TOTAL ARGENTINA
(Cost $144,724)		168,033
AUSTRALIA—1.5%
DIVERSIFIED METALS & MINING—1.5%
BHP Billiton Ltd.	19,000	464,677
(Cost $299,133)
BRAZIL—0.7%
FINANCIAL EXCHANGES & DATA—0.7%
B3 SA - Brasil Bolsa Balcao	25,200	206,425
(Cost $183,749)
CANADA—2.5%
DIVERSIFIED BANKS—1.1%
Royal Bank of Canada	4,000	342,476
LIFE & HEALTH INSURANCE—1.1%
Manulife Financial Corp.	15,500	328,876
OIL & GAS EXPLORATION & PRODUCTION—0.3%
Encana Corp.	7,000	86,554
TOTAL CANADA
(Cost $605,434)		757,906
CHINA—6.6%
INTERNET SOFTWARE & SERVICES—5.9%
Alibaba Group Holding Ltd. #*	3,966	810,214
China Literature Ltd. *	7,731	80,101
Tencent Holdings Ltd.	15,385	909,060
		1,799,375
LIFE & HEALTH INSURANCE—0.7%
Ping An Insurance Group Co. of China Ltd. , Cl. H	17,000	200,226
TOTAL CHINA
(Cost $677,431)		1,999,601
FRANCE—3.0%
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
LVMH Moet Hennessy Louis Vuitton SE	800	250,631
DIVERSIFIED BANKS—1.4%
BNP Paribas SA	5,000	413,019
PERSONAL PRODUCTS—0.8%
L'Oreal SA	1,100	250,010
TOTAL FRANCE
(Cost $851,484)		913,660
GERMANY—6.8%
ADVERTISING—1.2%
Stroeer SE & Co. KGaA	4,600	354,565

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
GERMANY—6.8% (CONT. )
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
adidas AG	1,000	$232,403
APPLICATION SOFTWARE—0.9%
SAP SE	2,400	271,570
AUTOMOBILE MANUFACTURERS—0.7%
Volkswagen AG	1,000	219,931
INDUSTRIAL CONGLOMERATES—0.9%
Siemens AG	1,800	273,281
MULTI-LINE INSURANCE—1.6%
Allianz SE	2,000	505,914
PHARMACEUTICALS—0.7%
Bayer AG	1,600	209,685
TOTAL GERMANY
(Cost $1,832,299)		2,067,349
INDIA—1.6%
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Vakrangee Ltd.	19,850	113,854
DIVERSIFIED BANKS—1.2%
HDFC Bank Ltd.	11,598	376,692
TOTAL INDIA
(Cost $340,370)		490,546
ITALY—0.7%
DIVERSIFIED BANKS—0.7%
UniCredit SpA	9,000	198,452
(Cost $157,863)
JAPAN—4.2%
DIVERSIFIED BANKS—1.7%
Mitsubishi UFJ Financial Group, Inc.	68,996	521,728
ELECTRONIC COMPONENTS—0.7%
Alps Electric Co. , Ltd.	7,500	216,742
INDUSTRIAL MACHINERY—0.4%
DMG Mori Co. , Ltd.	5,400	123,656
LIFE & HEALTH INSURANCE—1.0%
T&D Holdings, Inc.	17,000	304,827
WIRELESS TELECOMMUNICATION SERVICES—0.4%
SoftBank Group Corp.	1,600	132,947
TOTAL JAPAN
(Cost $1,147,402)		1,299,900
LUXEMBOURG—0.5%
REAL ESTATE OPERATING COMPANIES—0.5%
Aroundtown SA	18,000	144,944
(Cost $132,321)
NETHERLANDS—1.4%
PERSONAL PRODUCTS—0.6%
Unilever NV	3,000	173,187

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
NETHERLANDS—1.4% (CONT. )
SEMICONDUCTOR EQUIPMENT—0.8%
ASML Holding NV	1,300	$263,848
TOTAL NETHERLANDS
(Cost $396,887)		437,035
PHILIPPINES—0.4%
DIVERSIFIED BANKS—0.4%
Metropolitan Bank & Trust Co.	70,260	135,992
(Cost $113,956)
RUSSIA—0.5%
FOOD RETAIL—0.5%
X5 Retail Group NV*,(a)	3,962	152,108
(Cost $118,080)
SOUTH KOREA—1.2%
SPECIALTY STORES—0.5%
Hotel Shilla Co., Ltd.	1,751	151,738
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.7%
Samsung Electronics Co. , Ltd.	87	202,975
TOTAL SOUTH KOREA
(Cost $277,386)		354,713
SWEDEN—0.9%
DIVERSIFIED BANKS—0.9%
Nordea Bank AB	21,000	259,249
(Cost $217,862)
SWITZERLAND—2.2%
MULTI-LINE INSURANCE—1.0%
Zurich Insurance Group AG	900	296,101
PACKAGED FOODS & MEATS—1.2%
Nestle SA	4,500	388,782
TOTAL SWITZERLAND
(Cost $623,546)		684,883
TAIWAN—1.2%
ELECTRONIC COMPONENTS—0.3%
Elite Material Co. , Ltd.	27,000	94,711
RESTAURANTS—0.8%
Gourmet Master Co. , Ltd.	16,200	234,112
SEMICONDUCTORS—0.1%
Taiwan Semiconductor Manufacturing Co. , Ltd.	5,000	43,646
TOTAL TAIWAN
(Cost $321,980)		372,469
UNITED ARAB EMIRATES—0.7%
HEALTH CARE FACILITIES—0.7%
NMC Health PLC.	4,512	213,599
(Cost $127,503)
UNITED KINGDOM—3.2%
HOUSEHOLD PRODUCTS—0.9%
Reckitt Benckiser Group PLC.	2,800	270,425

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
UNITED KINGDOM—3.2% (CONT. )
PHARMACEUTICALS—0.9%
GW Pharmaceuticals PLC. #*	2,000	$276,260
TRADING COMPANIES & DISTRIBUTORS—1.4%
Ashtead Group PLC.	14,200	424,527
TOTAL UNITED KINGDOM
(Cost $853,880)		971,212
UNITED STATES—57.2%
AEROSPACE & DEFENSE—1.1%
General Dynamics Corp.	800	177,984
Raytheon Co.	750	156,705
		334,689
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
PVH Corp.	1,050	162,834
APPLICATION SOFTWARE—2.0%
Adobe Systems, Inc. *	450	89,892
Autodesk, Inc. *	1,400	161,868
Intuit, Inc.	900	151,110
salesforce. com, Inc. *	1,800	205,038
		607,908
BIOTECHNOLOGY—3.1%
ACADIA Pharmaceuticals, Inc. *	2,500	74,775
BioMarin Pharmaceutical, Inc. *	900	81,207
Celgene Corp. *	2,100	212,436
Clovis Oncology, Inc. *	1,500	90,750
Exact Sciences Corp. *	2,700	134,217
Sarepta Therapeutics, Inc. *	1,600	104,864
Vertex Pharmaceuticals, Inc. *	1,500	250,305
		948,554
BROADCASTING—0.4%
CBS Corp. , Cl. B	2,350	135,383
BUILDING PRODUCTS—0.8%
Fortune Brands Home & Security, Inc.	3,300	234,069
CABLE & SATELLITE—1.2%
Charter Communications, Inc. , Cl. A*	300	113,175
Comcast Corp. , Cl. A	6,000	255,180
		368,355
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.0%
WABCO Holdings, Inc. *	2,000	308,780
CONSTRUCTION MATERIALS—1.0%
Vulcan Materials Co.	2,300	311,420
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Visa, Inc. , Cl. A	2,600	322,998
DIVERSIFIED BANKS—5.0%
Bank of America Corp.	22,500	720,000
Citigroup, Inc.	1,900	149,112

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
UNITED STATES—57.2% (CONT. )
DIVERSIFIED BANKS—5.0% (CONT. )
JPMorgan Chase & Co.	5,500	$636,185
		1,505,297
DIVERSIFIED SUPPORT SERVICES—0.9%
Cintas Corp.	1,600	269,520
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
AMETEK, Inc.	2,500	190,750
Rockwell Automation, Inc.	600	118,374
		309,124
FINANCIAL EXCHANGES & DATA—0.9%
Intercontinental Exchange, Inc.	3,500	258,440
HEALTH CARE FACILITIES—0.5%
HCA Healthcare, Inc.	1,500	151,740
HEALTH CARE TECHNOLOGY—0.4%
Medidata Solutions, Inc. *	2,000	136,220
HOME ENTERTAINMENT SOFTWARE—0.6%
Electronic Arts, Inc. *	1,500	190,440
HOME FURNISHINGS—0.7%
Mohawk Industries, Inc. *	800	224,848
INDUSTRIAL CONGLOMERATES—1.2%
Honeywell International, Inc.	2,300	367,241
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	1,000	168,370
INDUSTRIAL MACHINERY—1.0%
Dover Corp.	1,300	138,073
Stanley Black & Decker, Inc.	1,000	166,230
		304,303
INTEGRATED OIL & GAS—1.5%
Chevron Corp.	3,550	444,992
INTERNET & DIRECT MARKETING RETAIL—4.1%
Amazon. com, Inc. *	870	1,262,274
INTERNET SOFTWARE & SERVICES—5.4%
Alphabet, Inc. , Cl. C*	825	965,201
Facebook, Inc. , Cl. A*	3,400	635,426
Palantir Technologies, Inc. , Cl. A*,@,(b)	3,176	18,262
		1,618,889
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	7,000	395,850
The Goldman Sachs Group, Inc.	850	227,707
		623,557
LIFE SCIENCES TOOLS & SERVICES—0.7%
Illumina, Inc. *	850	197,744
MANAGED HEALTH CARE—1.9%
UnitedHealth Group, Inc.	2,500	591,950

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
UNITED STATES—57.2% (CONT. )
MULTI-SECTOR HOLDINGS—1.3%
Berkshire Hathaway, Inc. , Cl. B*	1,800	$385,884
OIL & GAS EXPLORATION & PRODUCTION—3.8%
EOG Resources, Inc.	3,900	448,500
Pioneer Natural Resources Co.	3,800	695,058
		1,143,558
PAPER PACKAGING—0.7%
International Paper Co.	3,500	220,010
PHARMACEUTICALS—0.6%
Bristol-Myers Squibb Co.	3,000	187,800
RAILROADS—0.7%
Union Pacific Corp.	1,700	226,950
SEMICONDUCTOR EQUIPMENT—0.7%
Applied Materials, Inc.	2,000	107,260
Lam Research Corp.	500	95,760
		203,020
SEMICONDUCTORS—2.3%
Broadcom Ltd.	950	235,629
Microchip Technology, Inc.	1,800	171,396
NVIDIA Corp.	1,250	307,250
		714,275
SPECIALIZED CONSUMER SERVICES—0.7%
ServiceMaster Global Holdings, Inc. *	4,000	210,880
SPECIALTY CHEMICALS—0.7%
The Sherwin-Williams Co.	500	208,555
SYSTEMS SOFTWARE—1.4%
Microsoft Corp.	4,500	427,545
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.3%
Apple, Inc.	4,200	703,206
TOBACCO—0.4%
Philip Morris International, Inc.	1,200	128,676
TRUCKING—1.0%
Old Dominion Freight Line, Inc.	2,000	292,900
TOTAL UNITED STATES
(Cost $14,388,542)		17,413,198
TOTAL COMMON STOCKS
(Cost $23,811,832)		29,705,951
PREFERRED STOCKS—0.6%	SHARES	VALUE
UNITED STATES—0.6%
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc. , Series D*,@,(b),(c)	33,858	105,637

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

PREFERRED STOCKS—0.6% (CONT. )	SHARES	VALUE
UNITED STATES—0.6% (CONT. )
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@,(b)	12,951	$74,468
TOTAL UNITED STATES
(Cost $237,882)		180,105
TOTAL PREFERRED STOCKS
(Cost $237,882)		180,105
RIGHTS—0.0%	SHARES	VALUE
ITALY—0.0%
DIVERSIFIED BANKS—0.0%
UniCredit SpA, 2/21/18*	9,000	45
(Cost $–)
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
POLAND—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC. *,@,(b)	55,986	67,586
(Cost $55,986)
Total Investments
(Cost $24,105,700)	98.3%	$29,953,687
Affiliated Securities (Cost $152,361)		105,637
Unaffiliated Securities (Cost $23,953,339)		29,848,050
Other Assets in Excess of Liabilities	1.7%	515,057
NET ASSETS	100.0%	$30,468,744

# American Depositary Receipts.
(a) Global Depositary Receipts.
(b) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
(c) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of
1940. See Affiliated Securities Note 5.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
JS Kred SPV I, LLC.	06/26/15	$55,986	0.15%	$67,586	0.22%
Palantir Technologies, Inc. , Cl. A	10/07/14	20,666	0.05%	18,262	0.06%
Palantir Technologies, Inc. , Cl. B	10/07/14	85,521	0.22%	74,468	0.24%
Prosetta Biosciences, Inc. , Series D	02/06/15	152,361	0.40%	105,637	0.35%
Total				$265,953	0.87%

See Notes to Financial Statements.

Alger Global Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
Alger Global Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Board Accounting Standards Codification 946-Financial Services –
Investment Companies. The Fund’s investment objective is long-term capital appreciation.
It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the Fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets) to a share class.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of
Trustees (“Board”). Investments are valued on each day the New York Stock Exchange (the
“NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Alger Global Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the
Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level
1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional
Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for
Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from values if there was an active market.

Alger Global Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Fund’s investment adviser. The
Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits
NOTE 3 — Fair Value Measurements
The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,843,002	$2,399,622	$1,443,380	—
Consumer Staples	1,363,188	128,676	1,234,512	—
Energy	1,675,104	1,675,104	—	—
Financials	6,863,155	3,444,530	3,418,625	—
Health Care	2,913,552	2,490,268	423,284	—
Industrials	3,469,040	2,647,576	821,464	—
Information Technology	7,795,002	5,924,182	1,852,558	$18,262
Materials	1,506,017	1,041,340	464,677	—
Real Estate	144,944	144,944	—	—
Telecommunication Services	132,947	—	132,947	—
TOTAL COMMON
STOCKS	$29,705,951	$19,896,242	$9,791,447	$18,262
PREFERRED STOCKS
Health Care	105,637	—	—	105,637
Information Technology	74,468	—	—	74,468
TOTAL PREFERRED
STOCKS	$180,105	—	—	$180,105
RIGHTS
Financials	45	45	—	—
SPECIAL PURPOSE VEHICLE
Financials	67,586	—	—	67,586
TOTAL INVESTMENTS IN
SECURITIES	$29,953,687	$19,896,287	$9,791,447	$265,953

	FAIR VALUE
	MEASUREMENTS
	USING
	SIGNIFICANT
	UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Global Growth Fund	Common Stocks
Opening balance at November 1, 2017	$18,262	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(571)
Included in net change in unrealized appreciation (depreciation) on investments	571
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	18,262
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Global Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Growth Fund	Corporate Bonds
Opening balance at November 1, 2017	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(5)
Included in net change in unrealized appreciation (depreciation) on investments	5
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Global Growth Fund	Preferred Stocks
Opening balance at November 1, 2017	$189,806 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(37,410)
Included in net change in unrealized appreciation (depreciation) on investments	36,988
Purchases and sales
Purchases	—
Sales	(9,279)
Closing balance at January 31, 2018	180,105
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Special Purpose
Alger Global Growth Fund	Vehicle
Opening balance at November 1, 2017	$67,586
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	67,586
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Global Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Growth Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(4,633)
Included in net change in unrealized appreciation (depreciation) on investments	4,633
Purchases and sales	—
Purchases
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

*Includes securities that are fair valued at zero.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted
	January 31, 2018	Methodology	Input	Range/Input	Average Inputs
Alger Global Growth Fund
Common Stock	$18,262	Market	Market Quotation	N/A*	N/A
Approach
Preferred Stocks	105,637	Income	Discount Rate	40%-44%	N/A
Approach
Preferred Stocks	74,468	Market	Market Quotation	N/A*	N/A
Approach
Special Purpose Vehicle	67,586	Market	Revenue Multiple	3.1x-4.5x	N/A
Approach

*The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Fund at January 31, 2018.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and
EBITDA multiples, decreases in discount rates, and increases in the probabilities of success results in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

Alger Global Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

On January 31, 2018, there were no transfers of securities between Level 1, Level 2 and
Level 3.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2018, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Global Growth Fund	$ 370,579	$ 71,610	$ 298,969	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

There were no open derivative instruments throughout the period or as of January 31, 2018.

NOTE 5 — Affiliated Securities:
The issuers of the securities listed below are deemed to be affiliates of the Fund because the
Fund or its affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2018. Purchase and sale transactions and interest income earned during the period were as follows:

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Global Growth Fund
Common Stocks
Choicestream, Inc.,*	1,969	–	(1,969	)*	–	–	$(571)	$571	$–
Preferred Stocks
Choicesteram, Inc. ,
Series A and B*	53,598	–	(53,598	)*	–	–	(35,550)	35,550	–
Prosetta Biosciences,
Inc. , Series D	33,858	–	–		33,858	–	–	–	105,637
Corporate Bonds
Choicestream, Inc. ,
11%, 8/05/18*	4,637	–	(4,637	)*	–	–	(5)	5	–
Warrants
Choicestream, Inc. ,
6/22/26*	4,637	–	(4,637	)*	–	–	(4,633)	4,633	–

Total						–	$(40,759)	$40,759	$105,637

* The company was dissolved on December 20, 2017.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By /s/Hal Liebes

Hal Liebes

President

Date: March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 22, 2018

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 22, 2018